Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Allowance for Accounts receivable	$ 139	$ 811
Preferred stock, without par value	$ 0	$ 0
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Common stock, without par value	$ 0	$ 0
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	55,808,008	55,263,082
Cost of common stock held in treasury, shares	22,249,144	21,829,954